Nature of Business (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of states with premiums greater than 5%

The following table identifies states with premiums greater than 5% of total direct premium and states with deposits on annuity contracts greater than 5% of total deposits:

				Deposits on
	Direct Life and Health Premium			Annuity Contracts
	2018	2017	2016	2018	2017	2016

Michigan	62%	62%	63%	7%	9%	6%
Texas	24	24	23	*	5	8
California	5	5	6	*	6	7
Pennsylvania	*	*	*	8	8	6
Iowa	*	*	*	6	7	6
Florida	*	*	*	6	*	*
Indiana	*	*	*	5	6	7
Wisconsin	*	*	*	5	6	6
Washington	*	*	*	*	*	5

*Less than 5%.